CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JUNE 8, 2010
TO THE PROSPECTUS DATED JANUARY 4, 2010

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Capitalized terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.

EMERGING MARKETS EQUITY INVESTMENTS (“Fund”)

Effective June 1, 2010, the following replaces the disclosure related to the Fund in the section entitled “The Sub-advisers” on page 43 of the Prospectus:

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Emerging Markets Equity Investments	SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111	30%
Christopher Laine
Vice President and Senior Portfolio Manager
(2007-present).  Mr. Laine is a Vice President of SSgA, Principal of SSgA Funds Mangement, Inc. and a Senior Member of the Active Emerging Markets Team. Prior to that, he was Head of Asset Allocation for a European Emerging Markets Hedge Fund, Alpinex Financial Group (2005-2007).
				Since 2010

MONEY MARKET INVESTMENTS (“Fund”)

Effective June 30, 2010, under “Principal Investment Strategies” on page 36 of the Prospectus the following replaces the last sentence of the last paragraph:

The Fund maintains an average dollar-weighted portfolio maturity of 60 days or less

Effective May 28, 2010, under “Investment and account information” on page 47 of the Prospectus the following is added to “Redemption of shares:”

Money Market Investments shall have the ability to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation in accordance with Rule 22e-3 of the 1940 Act if (i) the Board of Trustees, including a majority of  Trustees who are not interested persons of the Funds, determines that the extent of deviation between Money Market Investments’ amortized cost price per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to investors or existing shareholders; (ii) the Board of Trustees, including a majority of Trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund.

ALL FUNDS

Effective April 1, 2010, the following replaces the first line under the “Shareholder Fees” section for each Fund:

Maximum annual TRAK® fee	2.00%

Effective April 1, 2010, the following replaces the first paragraph on page 46 of the Prospectus:

While an advisory service makes recommendations, the ultimate investment decision is typically up to the investor and not the provider of the advisory service. Under an advisory service, an investor typically pays an advisory fee that may vary based on a number of factors. The maximum fee for assets invested in the Trust under TRAK® is 2.00% of average quarter-end net assets. Investors existing prior to April 1, 2010, will be assessed a maximum fee for all assets invested in the Trust under TRAK® of 1.50% of average quarter-end net assets. This fee may be reduced in certain circumstances. The fee under the Advisory Services may be paid either by redemption of shares of the Trust or by separate payment.

Pro_Jan 4, 2010_Supp_06_2010
TK2088B

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JUNE 8, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 4, 2010

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”). Capitalized terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

ALL FUNDS

The following replaces the “Officers” portion of the Trustees and Officers table, starting on page 4 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
OFFICERS
James J. Tracy MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1957	Chief Executive Officer and President	Since 2007
Managing Director, Head of Investment Advisory Services, MSSB (2009-present); Executive Vice President and Director of Business Development for Citi Global Wealth Management and the Director of IAS (2008-2009); Great Lakes Regional Director, Smith Barney Private Client Group (2000-2006)

				N/A	N/A
Thomas J. Butler MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1957	Fund Officer	Since 2010	Director of Product and Platform Development, Business Management & Operations, MSSB (2009-present); Chief Operating Officer of Citi Global Wealth Management, Investments Unit (2005-2009)	N/A	N/A

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Paul F. Gallagher MSSB 222 Delaware Ave. Wilmington, DE 19801 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007
Executive Director and Associate General Counsel, MSSB (2009-present); Director and Associate General Counsel, CGM (2006-2009); Senior Vice President and General Counsel, ICMA Retirement Corporation (1998-2006)

				N/A	N/A
Dominic Maurillo MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1967	Chief Operating Officer and Investment Officer	Since 2007	Vice President, MSSB (2009-present); Senior Vice President, CGM (2009); First Vice President, CGM (2007-2009); Senior Vice President for D.F. King & Co., Inc. (1994-2007)	N/A	N/A
Steven Hartstein MSSB 480 Washington Blvd. Jersey City, NJ 07310 Birth Year: 1963	Chief Compliance Officer	Since 2006
Executive Director, MSSB (2009-present); Director, CGM and Assistant Director, IAS Compliance, Smith Barney (2008-2009); Senior Vice President, CGM and Assistant Director, IAS Compliance, Smith Barney (2006-2007); Senior Compliance Officer, Mercer Investment Consulting and Mercer Global Investments (2004-2006)

				N/A	N/A
Jeanine Larrea MSSB 1221 Avenue of the Americas, 35th Floor New York, NY 10017 Birth Year: 1966	Anti-Money Laundering Compliance Officer	Since 2009	Executive Director and Deputy AML Compliance Officer, MSSB (2010-present); Vice President and Deputy AML Compliance Officer, MSSB (2009-2010); Vice President, Morgan Stanley & Co. (2004-2009)	N/A	N/A

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Halvard Kvaale MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1963	Investment Officer	Since 2009
Managing Director and Head of Portfolio Advisory Services, MSSB (2009-present); Managing Director and Head of Global Advisor Research, Morgan Stanley & Co. (2006-2009); Head of Global Manager Research and Fee-based Advisory Solutions, Deutsche Bank (2000-2006)

				N/A	N/A
Vincenzo Alomia MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1967	Investment Officer	Since 2009	Vice President, Portfolio Construction, Portfolio Advisory Services, MSSB (2009-present); Vice President and Senior Research Analyst, Morgan Stanley & Co. (2006-2009)	N/A	N/A

Jay T. Shearon MSSB 222 Delaware Ave. Wilmington, DE 19801 Birth Year: 1972	Investment Officer	Since 2007	Vice President, MSSB (2009-present); Vice President, CGM (2005-2009); Assistant Vice President, CGM (2000-2005)	N/A	N/A
Robert Seidel MSSB 650 S. Exeter St. Baltimore, MD 21202 Birth Year: 1975	Investment Officer	Since 2007	Vice President, MSSB (2009-present); First Vice President, CGM (2006-2009); Vice President, Legg Mason, Inc. (1997-2006)	N/A	N/A
Israel Grafstein MSSB 485 Lexington Ave. New York, NY 10017 Birth Year: 1974	Assistant Secretary	Since 2006
Vice President and Associate General Counsel, MSSB (2009-present); Senior Vice President and Associate General Counsel, CGM (2008-2009); First Vice President and Associate General Counsel, CGM (2006-2007); Legal Counsel, Credit Suisse Asset Management (2005)
				N/A	N/A

MONEY MARKET INVESTMENTS

Effective May 28 2010, under “Investment Objectives, Management Policies and Risk Factors” on page 34 of the SAI the following replaces the fourth paragraph:

Repurchase Agreements. Each Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. A Fund may enter into repurchase agreements with respect to U.S. government securities with member banks of the Federal Reserve System and certain non-bank dealers. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. A Fund’s Sub-adviser, acting under the supervision of the Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Fund enters into repurchase agreements. A Fund will not invest in a repurchase agreement maturing in more than seven days if the investment, together with illiquid securities held by that Fund, exceeds 15% of the Fund’s total net assets (5% for Money Market Investments). In entering into a repurchase agreement, a Fund bears a risk of loss in the event the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

Effective May 28 2010, under “Investment Objectives, Management Policies and Risk Factors” on page 36 of the SAI the following replaces the first paragraph:

Illiquid Securities. Each Fund, except Money Market Investments, will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. Money Market Investments will not invest more than 5% of its net assets in illiquid and other securities that are not readily marketable. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund has valued the security. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (“1933 Act”), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by the Sub-adviser. The Sub-advisers determine the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board. The Board monitors the Sub-advisers’ application of these guidelines and procedures. The inability of a Fund to dispose of illiquid investments readily or at reasonable prices could impair the Fund’s ability to raise cash for redemptions or other purposes.

Effective May 28 2010, under “Investment Objectives, Management Policies and Risk Factors” on page 36 of the SAI the following is added:

Amortized Cost. For Money Market Investments only, in the unlikely event that the Fund’s Board of Trustees were to determine pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”) that the extent of the deviation between the Fund’s amortized cost price per share and its market-based NAV price per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund in accordance with Rule 22e-3 under the 1940 Act.

Effective May 28 2010, under “Investment Restrictions” on page 37 of the SAI the following replaces the second to last paragraph:

13. A Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (5% for Money Market Investments) would be invested in securities that are illiquid.

Effective October 7, 2010, under “Investment Management and Other Services” on page 48 of the SAI the following is added to the Disclosure of Portfolio Holdings:

In order to comply with amendments to Rule 2a-7 under the 1940 Act, effective October 7, 2010, information concerning Money Market Investments’ portfolio holdings will be posted with the Funds’ other disclosure documents on the MSSB website five business days after the end of the month and remain posted on the website for six months thereafter.

Effective December 7, 2010, under “Investment Management and Other Services” on page 48 of the SAI the following is added “Disclosure of Portfolio Holdings”:

In order to comply with amendments to Rule 2a-7 under the 1940 Act, effective December 7, 2010, detailed information about Money Market Investments’ portfolio holdings, including their mark-to-market values will be disclosed to the SEC on a monthly basis on Form N-MFP.  This information on Form N-MFP will be made public by the SEC with a 60 day lag.

EMERGING MARKETS EQUITY INVESTMENTS

Effective June 1, 2010, the following replaces the disclosure for Emerging Markets Equity Investments contained in the section entitled, “Fund Manager Disclosure” on page 61 of the SAI:

Emerging Markets Equity Investments
SSgA Funds Management, Inc.
Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
as of April 30, 2010	Accounts	Assets	Accounts	Assets	Accounts	Assets

Christopher Laine	1	$2.56 B	11	$4.01 B	6	$2.40 B
__________
*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of April 30, 2010:
	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets

Christopher Laine	None	$0	3	$44 MM	None	$0